FRIENDS IVORY FUNDS

                     SUPPLEMENT DATED AUGUST 6, 2001, TO THE
                        PROSPECTUS DATED NOVEMBER 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

   ________________________________________________________________________

REORGANIZATION OF THE ADVISER
Effective September 30, 2001, Friends Ivory & Sime plc ("FIS plc"), currently the sub-adviser to the Friends Ivory European Social Awareness Fund, will become the adviser to both that Fund and the Friends Ivory Social Awareness Fund. FIS plc will replace Friends Ivory and Sime, Inc. ("FIS, Inc.") as adviser to Friends Ivory Funds (the "Trust") and will assume day-to-day responsibility for the management of both Funds.FIS plc is the controlling shareholder of FIS, Inc. and employs an identical investment approach in managing the funds as FIS, Inc. currently does.

IMPOSITION OF REDEMPTION FEE (EUROPEAN SOCIAL AWARENESS FUND ONLY)
On July 27, 2001, the Board of Trustees of the Trust approved the imposition of a redemption fee on all purchases made after the date of this supplement. The redemption fee is 2% and will be imposed on all shares redeemed (sold) by shareholders within 30 days of their purchase date. Accordingly, the following changes are made to the prospectus:

UNDER THE HEADING "FUND FEES AND EXPENSES," THE FOLLOWING "SHAREHOLDER FEES" TABLE SHOULD BE ADDED TO PAGE 14 OF THE PROSPECTUS, ABOVE "ANNUAL FUND OPERATING EXPENSES" FOR THE EUROPEAN SOCIAL AWARENESS FUND:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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Maximum Sales Charge (Load) Imposed on Purchases                   None
Maximum Deferred Sales Charge (Load)                               None
Redemption Fee (as a percentage of amount redeemed,
 if applicable)*                                                   2.00%
Exchange Fee                                                       None

* This fee only applies to shares sold within 30 days of their purchase date.

UNDER "HOW TO SELL YOUR FUND SHARES," THE FOLLOWING SECTION SHOULD BE ADDED TO PAGE 23 OF THE PROSPECTUS, FOLLOWING THE SECTION ENTITLED "RECEIVING YOUR MONEY:"

REDEMPTION FEE (EUROPEAN SOCIAL AWARENESS FUND ONLY)
The European Social Awareness Fund charges a redemption fee of 2.00% on redemptions of shares that have been held less than 30 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

The Prospectus is hereby amended to reflect these changes.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


FIS-SU-002-0100

                             FRIENDS IVORY FUNDS

                     SUPPLEMENT DATED AUGUST 6, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2000

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

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Under the section entitled, "THE ADVISER", beginning on page S-11, the following paragraph should be added:

REORGANIZATION OF THE ADVISER
Effective September 30, 2001, Friends Ivory & Sime plc ("FIS plc"), currently the sub-adviser to the Friends Ivory European Social Awareness Fund, will become the adviser to both that Fund and the Friends Ivory Social Awareness Fund. FIS plc will replace Friends Ivory and Sime, Inc. ("FIS, Inc.") as adviser to Friends Ivory Funds (the "Trust") and will assume day-to-day responsibility for the management of both Funds.FIS plc is the controlling shareholder of FIS, Inc. and employs an identical investment approach in managing the funds as FIS, Inc. currently does.

               -----------------------------------------------

The sub-section entitled, "TRUSTEES," under the section entitled, "TRUSTEES AND OFFICERS OF THE TRUST," beginning on page S-15, is amended as follows:

The first paragraph is deleted.

The sub-section entitled, "OFFICERS," under the section entitled, "TRUSTEES AND OFFICERS OF THE TRUST," beginning on page S-15, is amended as follows:

The first and third paragraphs are deleted and the following information is added:

JOHN EDWARDS - (DOB 11/29/61) - President - Senior Vice President, National Sales Manager and Director of Friends Ivory & Sime, Inc. since 1992.

GARY MAIRS - (DOB 1/05/67) -- Vice President - Managing Director of Retail & Institutional Business, Marketing, Friends Ivory & Sime plc, Member of the Friends Ivory & Sime Management Committee, Managing Director of Friends Provident Unit Trust Managers, and Chairman of Friends Ivory & Sime Managed Pension Funds since 1997. Board Director & Head of Marketing, Scottish Amicable Investment Managers (1993-1997).

The Statement of Additional Information is hereby amended to reflect the addition of this information.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FIS-SU-001-0100